Derivatives	6 Months Ended
Jun. 30, 2024
Derivatives
Derivatives

Note 6. Derivatives

Derivatives by category

	June 30, 2024			December 31, 2023
	Assets	Liabilities	Nominal	Assets	Liabilities	Nominal
Skr mn	Fair value	Fair value	amounts	Fair value	Fair value	amounts
Interest rate-related contracts	3,865	1,370	527,448	3,918	1,720	483,545
Currency-related contracts	3,039	5,501	165,267	2,509	9,789	158,019
Equity-related contracts	—	253	310	5	1,002	3,722
Contracts related to commodities, credit risk, etc.	—	143	7,022	—	126	5,533
Total derivatives	6,904	7,267	700,047	6,432	12,637	650,819

In accordance with SEK’s policies with regard to counterparty, interest rate, currency exchange, and other exposures, SEK uses, and is a party to, different kinds of derivative instruments, mostly various interest rate-related and currency exchange-related contracts, primarily to hedge risk exposure inherent in financial assets and liabilities. These contracts are carried at fair value in the statements of financial position on a contract-by-contract basis.